Subordinated liabilities - Schedule of changes in subordinated liabilities (Details) - Financial liabilities at amortised cost - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Balance at beginning of year	€ 26,196	€ 21,880	€ 21,062
Issuances	119	5,340	4,075
Redemptions and repurchases	(1,040)	(1,500)	(2,838)
Exchange differences and other movements	651	476	(419)
Balance at end of year	25,926	26,196	21,880
Net issuances, redemptions and repurchases	921
Interest paid in remuneration of issuances	1,251
Banco Santander - Chile
Financial instruments
Issuances	113	0	353
Banco Santander (Brasil) S.A.
Financial instruments
Issuances	0	871	0
Santander UK plc
Financial instruments
Redemptions and repurchases	(98)	0	(740)
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Financial instruments
Redemptions and repurchases	(52)	0	0
Santander UK Group Holdings plc
Financial instruments
Redemptions and repurchases	0	0	(316)
Santander Bank, National Association
Financial instruments
Redemptions and repurchases	0	0	(111)
Banco Santander, S.A.
Financial instruments
Issuances	0	4,469	3,722
Redemptions and repurchases	€ (889)	€ (1,500)	€ (1,671)